The table below summarizes the carrying amounts and the fair values of the financial assets and liabilities that were not presented in the consolidated statements of financial position at their fair value, classified using the hierarchical levels: (Details) - BRL (R$)
R$ in Thousands
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Banks	R$ 83,426,816	R$ 191,424,731
Customers	613,833,607	473,637,358
Securities at amortized cost	184,346,938	179,623,894
Deposits from banks	279,009,280	267,280,167
Deposits from customers	569,726,250	545,292,743
Subordinated debt	166,228,542	144,903,825	R$ 170,727,564
Subordinated debt	54,451,077	53,246,232	R$ 49,313,508
Fair Value [Member]
IfrsStatementLineItems [Line Items]
Banks		191,473,570
Customers	607,725,289	478,250,100
Securities at amortized cost	180,076,262	184,006,885
Deposits from banks	279,299,225	267,240,795
Deposits from customers	570,368,593	545,341,621
Subordinated debt	155,235,456	143,988,723
Subordinated debt	55,756,684	54,192,090
Fair Value [Member] | Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Banks	83,440,721	191,473,570
Securities at amortized cost	80,968,974	69,644,416
Fair Value [Member] | Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Customers	607,725,289	478,250,100
Securities at amortized cost	10,450,308	9,138,672
Deposits from banks	279,299,225	267,240,795
Deposits from customers	570,368,593	545,341,621
Subordinated debt	155,235,456	143,988,723
Subordinated debt	55,756,684	54,192,090
Fair Value [Member] | Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Securities at amortized cost	R$ 88,656,980	R$ 105,223,797